TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2024
Trade and other current receivables [Abstract]
TRADE AND OTHER RECEIVABLES
17.	TRADE AND OTHER RECEIVABLES

	December 31, 2024 US$‘000	December 31, 2023 US$‘000
Trade receivables, net of impairment losses	13,416	10,698
Prepayments	1,979	2,036
Contract assets	460	525
Value added tax	42	43
Finance lease receivables	-	119
Consideration due from sale of business (Note 8)	-	373
Other receivables	168	107

	16,065	13,901

Trade receivables are shown net of an impairment losses provision of US$2,286,000 (2023: US$2,324,000) (2022: US$2,691,000) (see Note 27). Prepayments are shown after impairment charges of US$Nil (2023: US$Nil) (2022: US$482,000) (see Note 5).

Long-term contract receivable

(i) Finance lease commitments – Group as lessor

The Group leases instruments as part of its business. Future minimum receivables with non-cancellable terms are as follows:

December 31, 2024 US$‘000
	Gross investment	Unearned income	Minimum payments receivable
Less than one year	-	-	-
Between one and five years (Note 15)	-	-	-

	-	-	-

	December 31, 2023 US$‘000
	Gross investment	Unearned income	Minimum payments receivable
Less than one year	170	4	119
Between one and five years (Note 15)	54	3	36

	224	7	155

The Group classified future minimum lease receivables between one and five years of US$Nil (2023: US$36,000) as Other Assets, see Note 15. Under the terms of the lease arrangements, no contingent rents are receivable.

(ii) Operating lease commitments – Group as lessor

The Group leases instruments under operating leases as part of its business.

Future minimum rentals receivable under non-cancellable operating leases are as follows:

	December 31, 2024 US$‘000
	Instruments	Total
Less than one year	1,461	1,461

	1,461	1,461

(ii) Operating lease commitments – Group as lessor

	December 31, 2024 US$‘000
	Instruments	Total
Less than one year	1,995	1,995

	1,995	1,995